Equity (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of compensation expense related to the Incentive Plans
Stock Options	$ 58	$ 45	$ 55
Performance Shares	68	29	11
Restricted Stock Units	18	10	3
Total compensation expenses related to the Incentive Plans	144	84	69
Income tax benefits	$ 50	$ 29	$ 24